Christopher D. Menconi
+1.202.373.6173
chris.menconi@morganlewis.com

June 8, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	ETF Series Solutions (File Nos. 333-179562 and 811-22668) Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

 On behalf of our client, ETF Series Solutions (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 210 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 210”). The purpose of PEA No. 210 is to: (i) incorporate comments received from the SEC staff regarding the Trust’s Post-Effective Amendment No. 99 filed on May 13, 2016; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s U.S. Global GO GOLD and Precious Metal Miners ETF.
I hereby certify that PEA No. 210 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).
Please feel free to contact me at 202.373.6173 with your questions or comments.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001